5. Risk management (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Risk Management
Total exposure	R$ 6,382,009	R$ 6,694,912
Effects on results before taxes	638,201	669,491
Effects on profit for the year before taxes	R$ 92,242	R$ 92,188
Leverage ratio	34.00%	34.00%
Financial instrument assets receivables from related parties	R$ 850,896	R$ 843,250
Reimbursement of additional retirement and pension plan	R$ 747,579	R$ 737,503